3. Sulfatos Acquisition (Details) (Sulfatos [Member], USD $)	Dec. 31, 2012
Sulfatos [Member]
Assets acquired and liabilities assumed
Prepaid expenses	$ 764,551
Equipment	3,289,521
Mining property	3,492,824
Land	549,310
Accounts payable	(447,343)
Notes payable	(2,580,399)
Subtotal	5,068,464
Plus, cash acquired	892,294
Total value of acquisition	5,960,758
Value of acquisition allocated to additional paid-in capital	2,696,455
Value of acquisition allocated to minority interest	$ 3,264,303